CARE AND MAINTENANCE - Disclosure of detailed information about care and maintenance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Care And Maintenance [Line Items]
Care and maintenance	$ 5,233	$ 0
Depreciation and depletion [Member]
Care And Maintenance [Line Items]
Care and maintenance	214
Salaries, wages and benefits [Member]
Care And Maintenance [Line Items]
Care and maintenance	2,473
Direct general and administrative [Member]
Care And Maintenance [Line Items]
Care and maintenance	$ 2,546